Trade Accounts Receivable - Changes in allowance for doubtful accounts (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in allowance for doubtful accounts
Balance at beginning of the year	R$ (38,740)	R$ (44,517)
Credits accrued in the period	(11,578)	(38,486)
Credits recovered in the period	5,128	6,089
Credits definitively written-off from position	8,993	36,726
Exchange variation	(982)	1,448
Balance at the end of the year	R$ (37,179)	R$ (38,740)